GOODWILL - Testing for impairment of goodwill (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Key assumptions applied in impairment testing [Abstract]
Projection period used in revenue growth assumption	3 years
Average revenue growth rate	7.10%	9.20%	7.90%
Average Gross Margin	28.90%	29.00%	26.20%
Discount Rate	15.60%	13.20%	13.20%
Terminal Growth Rate	5.00%	5.00%	5.00%